OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS

The Company bases its operating segments on the way information is reported and used by the Company's chief operating decision maker ("CODM"), being the Company's Senior Executive Group. The results of operating segments are reviewed by the CODM in order to make decisions about resources to be allocated to the segments and to assess their performance.

The Company considers each of its individual operating mine sites as reportable segments for financial reporting purposes. In addition to these reportable segments, the Company aggregates and discloses the financial results of other operating segments with similar economic characteristics as reviewed by the CODM, including exploration properties and corporate entities, under "Corporate and Other".

The following changes have been made to the Company's reportable segments since December 31, 2017:

•
The Company's Cerro Moro mine, which was included in "Corporate and Other" at December 31, 2017, is now a separate reportable segment. On June 26, 2018, the Company announced that the Cerro Moro mine had achieved commercial production, and the assets associated with Cerro Moro now comprise 13% of the Company's total assets.

•
The CODM reviews the results of operating mines that the Company does not intend to manage in the long-term and for which a disposal plan has been initiated, as one operating segment. Accordingly, Gualcamayo and Brio Gold, which were separate reportable operating segments at December 31, 2017 were grouped into one reportable operating segment, "Other Mines" from January 1, 2018. The Company's interests in Brio Gold and Gualcamayo were disposed of on May 24, 2018 and December 14, 2018, respectively. Refer to Note 6: Divestitures.

Comparatives have been restated to reflect the change in presentation adopted in the current period.

(a)	Information about Assets and Liabilities

	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other Mines (i)	Corporate and other (ii)	Total
Total assets at December 31, 2018	$819.6	$646.3	$1,686.8	$951.7	$305.7	$1,033.6	$—	$2,569.2	$8,012.9
Total liabilities at December 31, 2018	$263.9	$158.9	$436.3	$232.0	$92.0	$89.1	$—	$2,716.7	$3,988.9

Capital expenditures for the year ended December 31, 2018	$44.1	$50.8	$81.8	$47.5	$60.7	$87.6	$44.2	$30.2	$446.9

	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other Mines (i)	Corporate and other (ii)	Total
Total assets at December 31, 2017	$798.2	$707.2	$1,869.6	$783.3	$330.0	$897.6	$811.3	$2,566.1	$8,763.3
Total liabilities at December 31, 2017	$318.0	$179.1	$436.4	$162.0	$103.0	$75.5	$203.5	$2,838.5	$4,316.0

Capital expenditures for the year ended December 31, 2017	$46.7	$56.3	$89.4	$45.1	$52.6	$179.7	$107.8	$29.9	$607.5

(i)	Other mines included Brio Gold and Gualcamayo, both of which were disposed of during 2018. Refer to Note 6: Divestitures.

(ii)	"Corporate and other" includes Agua Rica ($1.1 billion) (2017: $1.1 billion), advanced stage development projects, exploration properties, corporate entities and the Company's investment in associate.

(b)	Information about Profit or Loss

For the year ended December 31, 2018	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Corporate and other	Total
Revenue (ii)	$475.4	$253.6	$447.6	$179.4	$102.6	$126.8	$213.1	$—	$1,798.5
Cost of sales excluding depletion, depreciation and amortization	(225.6)	(171.0)	(200.4)	(95.7)	(74.7)	(66.1)	(176.5)	—	(1,010.0)
Gross margin excluding depletion, depreciation and amortization	$249.8	$82.6	$247.2	$83.7	$27.9	$60.7	$36.6	$—	$788.5
Depletion, depreciation and amortization	(43.6)	(92.9)	(137.8)	(41.4)	(39.2)	(49.1)	(26.3)	(8.0)	(438.3)
(Impairment) reversal of impairment of mining properties and goodwill	—	—	(45.0)	150.0	(151.0)	—	(103.0)	—	(149.0)
Segment income (loss)	$206.2	$(10.3)	$64.4	$192.3	$(162.3)	$11.6	$(92.7)	$(8.0)	$201.2
Other expenses (i)									(377.9)
Loss before taxes									$(176.7)
Income tax expense									(121.0)
Net loss									$(297.7)

For the year ended December 31, 2017 (restated) (iii)	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Corporate and other	Total
Revenue (ii)	$425.4	$274.0	$403.1	$170.8	$123.1	$—	$407.4	$—	$1,803.8
Cost of sales excluding depletion, depreciation and amortization	(215.3)	(165.2)	(186.0)	(98.6)	(79.5)	—	$(297.8)	—	$(1,042.4)
Gross margin excluding depletion, depreciation and amortization	$210.1	$108.8	$217.1	$72.2	$43.6	$—	$109.6	$—	$761.4
Depletion, depreciation and amortization	(38.1)	(70.2)	(129.4)	(44.8)	(40.5)	—	(96.2)	(7.6)	(426.8)
Impairment of mining properties	—	—	—	—	—	—	(256.9)	—	(256.9)
Segment income/(loss)	$172.0	$38.6	$87.7	$27.4	$3.1	$—	$(243.5)	$(7.6)	$77.7
Other expenses (i)									(389.7)
Loss before taxes									$(312.0)
Income tax recovery									113.9
Net loss									$(198.1)

(i)
Other expenses are comprised of general and administrative expense of $91.8 million (2017: $113.6 million), exploration and evaluation expense of $13.0 million (2017: $21.2 million), share of earnings of associate of $5.5 million (2017: nil), finance costs of $137.4 million (2017: $110.8 million), other operating income of $9.3 million (2017: other operating expenses of $23.6 million), other income of $2.5 million (2017: other costs of $20.9 million), and expenses related to impairment of non-operating mining properties of $153.0 million (2017: $99.6 million).

(ii)
Intersegment sales are eliminated in the above information reported to the Company’s CODM. For the year ended December 31, 2018, intersegment purchases included $1,704.7 million of gold, silver and copper purchased by the Company’s corporate office from the Company’s producing mines (2017: $1,585 million) and revenue related to the sale of these metals to third parties was $1,704.7 million (2017: $1,585 million).

(iii)
The Company has initially applied IFRS 9 at January 1, 2018. Under the transition method chosen, comparative information has been restated for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements for further discussion.

(c)	Information about Geographical Areas

Revenue is attributed to regions based on the source location of the product sold.

For the years ended December 31,	2018	2017
Canada	$447.5	$403.1
Chile	356.2	397.1
Brazil	748.7	815.0
Argentina	246.1	188.6
Total revenue	$1,798.5	$1,803.8

Non-current assets for this purpose exclude deferred tax assets.

As at December 31,	2018	2017
Canada	$2,092.1	$1,962.4
Chile	1,348.4	1,541.4
Brazil	1,704.6	2,024.8
Argentina	2,314.9	2,260.1
United States	32.6	37.4
Total non-current assets	$7,492.6	$7,826.1

(d)	Information about Major Customers

The Company sells its gold, silver and copper through the corporate office to major metal exchange markets or directly to major Canadian financial institutions and to smelters. Given the nature of the Company's products, there are always willing market participants ready to purchase the Company's products at the prevailing market prices.
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the following periods:

For the years ended December 31,	2018	2017
Customer (i)
1	$360.4	$384.5
2	343.9	267.1
3	270.5	—
4	229.6	262.7
5	182.3	229.9
Total sales to customers exceeding 10% of annual metal sales	$1,386.7	$1,144.2
Percentage of total metal sales	77.1%	63.4%

(i)	A balance is only included for a customer in each year where total sales to that customer exceeded 10% of annual metal sales in the period.